Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Bank Premises and Equipment
Schedule of bank premises and equipment and accumulated depreciation and amortization
	2023	2022

Buildings and improvements	$10,712,053	$10,674,714
Land and land improvements	3,026,281	2,856,017
Furniture and equipment	6,360,991	6,262,893
Leasehold improvements	869,473	875,797
Finance lease	4,018,377	4,018,377
Operating leases	1,417,859	1,417,859
Other prepaid assets	160,881	5,820
	26,565,915	26,111,477
Less accumulated depreciation and amortization	(14,194,544)	(13,069,009)
Net bank premises and equipment	$12,371,371	$13,042,468